Label	Element	Value
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement June 30, 2020

For the following series with prospectuses dated January 1, 2020 (as supplemented to date):

American Funds College Target Date Series®

American Funds College 2036 FundSM (CF36)

American Funds College 2033 Fund® (CF33)

American Funds College 2030 Fund® (CF30)

American Funds College 2027 Fund® (CF27)
American Funds College 2024 Fund® (CF24)

American Funds College 2021 Fund® (CF21)

American Funds College Enrollment Fund® (CEF)

American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM (PSGG)
American Funds Growth PortfolioSM (PSG)
American Funds Growth and Income PortfolioSM (PSGI)
American Funds Moderate Growth and Income PortfolioSM (PSMGI)
American Funds Conservative Growth and Income PortfolioSM (PSCGI)
American Funds Tax-Aware Conservative Growth and Income PortfolioSM (PSTACGI)
American Funds Preservation PortfolioSM (PSP)
American Funds Tax-Exempt Preservation PortfolioSM (PSTEP)

American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio - ConservativeSM (RIC)
American Funds Retirement Income Portfolio - ModerateSM (RIM)
American Funds Retirement Income Portfolio - EnhancedSM (RIE)

American Funds Target Date Retirement Series®
American Funds 2065 Target Date Retirement FundSM (ATFD65)
American Funds 2060 Target Date Retirement Fund® (ATFD60)
American Funds 2055 Target Date Retirement Fund® (ATFD55)
American Funds 2050 Target Date Retirement Fund® (ATFD50)
American Funds 2045 Target Date Retirement Fund® (ATFD45)
American Funds 2040 Target Date Retirement Fund® (ATFD40)
American Funds 2035 Target Date Retirement Fund® (ATFD35)
American Funds 2030 Target Date Retirement Fund® (ATFD30)
American Funds 2025 Target Date Retirement Fund® (ATFD25)
American Funds 2020 Target Date Retirement Fund® (ATFD20)
American Funds 2015 Target Date Retirement Fund® (ATFD15)
American Funds 2010 Target Date Retirement Fund® (ATFD10)

Changes apply to all funds within each series unless otherwise noted below.

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Moderate Growth and Income Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

2. The following replaces the second sentence in the first paragraph of the “Fee and expenses of the fund” section for each of the funds within the American Funds Portfolio Series (other than American Funds Tax-Aware Conservative Growth and Income Portfolio and American Funds Tax-Exempt Preservation Portfolio) to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund.

4. The “Shareholder fees” table in the “Fees and expenses of the fund” section for each of the funds within the American Funds Portfolio Series (other than American Funds Tax-Aware Conservative Growth and Income Portfolio, American Funds Preservation Portfolio, and American Funds Tax-Exempt Preservation Portfolio) is amended to read as follows.

5. In the third paragraph of the “Fee and expenses of the fund” section for each of the funds within American Funds Portfolio Series (other than American Funds Tax-Aware Conservative Growth and Income Portfolio and American Funds Tax-Exempt Preservation Portfolio), replace the following sentence:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

8. The table under the heading “Example” in the “Fees and expenses of the fund” section of the prospectus for each of the funds within American Funds Portfolio Series is amended to reflect revisions as provided.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	With redemptions
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Without redemptions
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

11. The following is added to the end of “Market conditions” in the “Principal risks” section of the prospectus for each of the funds within the series listed above:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Keep this supplement with your prospectus.
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 422
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	742
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class ABLE-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 417
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	746
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,241
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,514
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,514
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,296
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,296
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class 529-T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class F-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class R-2E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Moderate Growth and Income Portfolio | Class R-5E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none